Equity (Details Text) (Detail) $ / shares in Units, shares in Thousands, R$ in Thousands, $ in Millions			1 Months Ended	3 Months Ended	12 Months Ended
	Jan. 26, 2018 BRL (R$)	Jan. 26, 2018 USD ($) $ / shares shares	Jan. 26, 2018 shares $ / shares	Mar. 31, 2018 BRL (R$) shares	Dec. 31, 2017 BRL (R$) shares	Mar. 31, 2018 $ / shares	Sep. 29, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$) shares	Jul. 31, 2016 BRL (R$) shares	May 31, 2016 BRL (R$) shares	Dec. 31, 2015 shares	[1]	Dec. 30, 2015 BRL (R$) shares	Aug. 31, 2015 BRL (R$) shares
Equity (Details Text)
Common Shares | shares				315,037,976	262,288,607			262,288,607			220,808,044
Compensation expenses related to LTIP				R$ 155,160
Distribuition of dividends related six months de 2017							R$ 142,795
Distribuition of dividends related year 2016							R$ 96,008
The total dividends distributed amounted				238,803	R$ 238,803
Dividends distributed, offset against receivables under the centralized cash management with UOL				184,530	184,530
Dividends distributed, paid in cash by PagSeguro Brazil to UOL				54,272	54,272
Equity valuation adjustments				R$ (6,701)	55			R$ 0
The shareholder UOL increased the PagSeguro Brazil share capital													R$ 69,087	R$ 329,961
The shareholder UOL increased the PagSeguro Brazil share capital - Shares | shares													34,543,522	164,980,523
The shareholder UOL increased the PagSeguro Brazil share capital - Total													R$ 399,048
UOL capitalized balances of related parties as a capital contribution										R$ 26,610
UOL capitalized balances of related parties as a capital contribution - Shares | shares										13,305,204
UOL capitalized balances of related parties as a capital contribution, in Net+Phone										R$ 36,654
UOL capitalized balances of related parties as a capital contribution, in Net+Phone - Shares | shares										18,327,103
UOL transferred its investment in Boa Compra and Net+Phone to PagSeguro Brazil, as a capital contribution									R$ 56,351
UOL transferred its investment in Boa Compra and Net+Phone to PagSeguro Brazil, as a capital contribution - Shares | shares									28,175,359
PagSeguro Brazil management is proposing the establishment of a profit retention reserve totaling					R$ 312,047
Profit of PagSeguro Brazil will be distributed as dividends to the shareholders					1.00%
Annual profit
Equity (Details Text)
The legal reserve is established pursuant to the bylaws					5.00%
Annual profit - limit of
Equity (Details Text)
The legal reserve is established pursuant to the bylaws					20.00%
Long-Term Incentive Plan
Equity (Details Text)
Percentage of stock				3.00%
Shares granted | shares				5,292,738
Shares outstanding | shares				3,469,011
Common shares
Equity (Details Text)
Common Shares | shares				315,037,963	262,288,607								220,808,044
Common Shares, Par Value | $ / shares						$ 0.000025
Increase (decrease) in number of shares outstanding | shares					524,577,214
Class A common shares
Equity (Details Text)
Global offering of shares | shares		121,193,388	121,193,388
Class A common shares | Long-Term Incentive Plan
Equity (Details Text)
LTIP exercised | shares			1,823,727
Share price per share | $ / shares			$ 21.50
Class A common shares | Shares offered by PagSeguro Digital
Equity (Details Text)
Common Shares, Par Value | $ / shares		$ 21.50	$ 21.50
Global offering of shares | shares		50,925,642	50,925,642
Net proceeds from issuance of new shares	R$ 3,289,800	$ 1,046.0
BCPS
Equity (Details Text)
Equity valuation adjustments				R$ 122	R$ 55
Subsidiaries BIVA
Equity (Details Text)
Equity valuation adjustments				R$ 6,756

[1]	The shareholder UOL increased PagSeguro Brazil share capital on August 1, 2015 by the amount of R$ 329,961 (164,980,523 shares) and on December 30, 2015, by the amount of R$ 69,087 (34,543,522 shares), in the total amount of R$ 399,048, through the transfer of assets and liabilities related to payment operations which had been previously recorded in UOL, thus centralizing these activities in PagSeguro Brazil from thereon, resulting in total shares outstanding at December 31, 2015 of 220,808,044;